Financial Assets and Liabilities - Summary of Consolidated Foreign Currency-denominated Monetary Financial Assets and Liabilities (Detail) ₱ in Millions, $ in Millions	Dec. 31, 2025 PHP (₱)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 PHP (₱)
Noncurrent Financial Assets
Derivative financial assets – net of current portion	₱ 617		₱ 385		₱ 96
Current Financial Assets
Current portion of derivative financial assets (Note 27)	203		30
Current portion of other financial assets	339		831		320
Total assets	49,418		47,627
Noncurrent Financial Liabilities
Interest-bearing financial liabilities - net of current portion	278,868		258,246		243,152
Current Financial Liabilities
Current portion of interest-bearing financial liabilities	15,880		23,340
Current portion of derivative financial liabilities	77		97		₱ 1,021
Total liabilities	479,419		473,478
Foreign currency denominated monetary financial assets [Member]
Noncurrent Financial Assets
Derivative financial assets – net of current portion	617	$ 10	385	$ 7
Total	617	10	385	7
Current Financial Assets
Cash and cash equivalents	3,704	63	2,980	52
Trade and other receivables – net	6,593	112	5,596	97
Current portion of derivative financial assets (Note 27)	203	4	30	1
Current portion of other financial assets	7
Total current financial assets	10,507	179	8,606	150
Total assets	11,124	189	8,991	157
Foreign currency denominated monetary financial liabilities [Member]
Noncurrent Financial Liabilities
Interest-bearing financial liabilities - net of current portion	38,395	653	38,575	667
Other noncurrent liabilities	33	1	29	1
Total	38,428	654	38,604	668
Current Financial Liabilities
Accounts payable	34,932	594	39,621	685
Accrued expenses and other current liabilities	11,182	190	13,448	232
Current portion of interest-bearing financial liabilities	809	14	797	14
Current portion of derivative financial liabilities	77	1	97	2
Total current financial liabilities	47,000	799	53,963	933
Total liabilities	₱ 85,428	$ 1,453	₱ 92,567	$ 1,601